WARRANTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2021
Disclosure of Warrants and Derivatives [Abstract]
Warrants and Derivatives
Note 6 Warrants and Derivatives
The Company’s warrants and derivatives consist of freestanding financial instruments issued in connection with the Company’s debt and equity financing transactions. The Company does not have any derivatives designated as hedging instruments.
For each freestanding financial instrument, the Company evaluates whether it represents a liability-classified financial instrument within the scope of
ASC 480 Distinguishing Liabilities
(“ASC 480”), or either a liability-classified or equity-classified financial instrument within the scope of
ASC 815 Derivatives and Hedging
(“ASC 815”).
Warrants and derivatives classified as liabilities are recognized at fair value in the consolidated balance sheets and are remeasured at fair value as of each reporting period with changes in fair value recorded in the consolidated statements of operations and comprehensive loss. Warrants and derivatives classified as equity are recognized at fair value in additional paid-in
capital in the consolidated balance sheets and are not subsequently remeasured.
Liability-classified Warrants and Derivatives
The fair values of liability-classified warrants and derivatives recorded in warrant liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands, except share amounts)	Number of Issuable Shares	Issuance	Maturity	Fair Value
Inducement Warrants	17,230	March 2021	March 2041	$5,631

Warrant liabilities				$5,631

The fair values of liability-classified warrants and derivatives recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands)	Fair Value
FP Pre-Combination Warrants	$2,546
Pre-Combination Warrants	849
FP Combination Warrants	27,682
Combination Warrants	7,602
FP Combination Equity	24,110
Combination Equity	5,729

Current warrant and derivative liabilities	$68,518

The changes in fair value of liability-classified warrants and derivatives during 2021 were as follows:

(in thousands)	Current Warrant and Derivative Liabilities	Warrant Liabilities	Total
Beginning balance	$—	$—	$—
Initial recognition from discount on debt	14,240	2,519	16,759
Initial recognition from deferred debt commitment costs	42,247	—	42,247
Initial recognition from loss on extinguishment of debt	15,002	1,857	16,859
Change in fair value of warrant and derivative liabilities	(2,971)	1,255	(1,716)

Ending balance	$68,518	$5,631	$74,149

Inducement Warrants
In connection with the issuance of the Senior Secured Notes due 2026, the Company issued warrants to the note holders to purchase 0.34744% of the Company’s common stock for $0.01 per share or to receive a cash payment of approximately $7 million if the warrants are not exercised prior to maturity or repayment of the Senior Secured Notes due 2026 (the “Inducement Warrants”). The Inducement Warrants were recognized at a fair value of $4.4 million in the consolidated balance sheets, of which $2.5 million were recognized as discount on debt from the issuance of the Senior Secured Notes due 2026 and $1.9 million were recognized as a component of loss on extinguishment of debt in connection with the extinguishment of the Convertible Notes due 2028. The issuance costs related to the Inducement warrants were not material.
In connection with the Merger Agreement, holders of the Inducement Warrants were entitled to receive an additional 0.18708% of the Company’s common stock immediately prior to the Tailwind Two Merger in exchange for waiving their cash redemption rights. As part of the Tailwind Two Merger, all of the Inducement Warrants were net settled into 25,190 thousand shares of the Company’s common stock prior to the exchange into New Terran Orbital common stock.
Francisco Partners Warrants and Derivatives
As part of the Francisco Partners Facility, the Company issued warrants to Francisco Partners to purchase 1.5% of the fully diluted shares of the Company’s common stock for $0.01 per share, exercisable within 30 days following the termination of the Merger Agreement (the “FP
Pre-Combination
Warrants”). The FP
Pre-Combination
Warrants were recognized at a fair value of $2.5 million in the consolidated balance sheets, a portion of which were recognized as a discount on debt from the issuance of the
Pre-Combination
Notes and the remainder as deferred debt commitment costs in prepaid expenses and other current assets on the consolidated balance sheets. The FP
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to contractual provisions.
As additional consideration for the Francisco Partners Facility, the Company committed to the issuance of (i) an equity grant package equal to 1.5% of the fully diluted shares of New Terran Orbital’s common stock outstanding as of immediately following the closing of the Tailwind Two Merger, plus an additional 1.0 million shares of New Terran Orbital common stock (the “FP Combination Equity”), and (ii) warrants to purchase 5.0% of New Terran Orbital’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share, redeemable at the option of Francisco Partners for $25 million on the third anniversary of the closing of the Tailwind Two Merger (the “FP Combination Warrants”). The FP Combination Equity and the FP Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. The FP Combination Equity and the FP Combination Warrants were recognized at a fair value of $25 million and $29 million, respectively, in accrued expenses and other current liabilities on the consolidated balance sheets, a portion of which were recognized as a discount on debt from the issuance of the
Pre-Combination
Notes and the remainder as deferred debt commitment costs in prepaid expenses and other current assets on the consolidated balance sheets.
The issuance costs related to the FP
Pre-Combination
Warrants, FP Combination Equity, and FP Combination Warrants totaled $429 thousand and were expensed as a component of other (income) expense in the consolidated statements of operations and comprehensive loss and included as operating cash flows in the consolidated statements of cash flows.
As consideration for the amendment to the FP Note Purchase Agreement on March 25, 2022, Francisco Partners received an additional 1.9 million shares of New Terran Orbital’s common stock, of which 425,000 shares were provided by sponsor shares of Tailwind Two.
In connection with the Tailwind Two Merger, approximately 5.2 million shares of New Terran Orbital common stock were issued related to the FP Combination Equity, inclusive of the incremental
1.9
 million shares from the March 25, 2022 amendment, and 8.3 million warrants were issued related to the FP Combination Warrants.
Pre-Combination
and Combination Warrants and Derivatives
Upon funding of the
Pre-Combination
Notes, and in connection with the amendment to the Senior Secured Notes due 2026 note purchase agreement, the Company issued warrants to each of Lockheed Martin and Beach Point to purchase 0.25% of the fully diluted shares of the Company’s common stock for $0.01 per share on the same valuation and terms and conditions as the FP
Pre-Combination
Warrants (the
“Pre-Combination
Warrants”). The
Pre-Combination
Warrants were recognized at a fair value of $827 thousand in the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss. The
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to contractual provisions.
In connection to the Merger Agreement and the Rollover Debt, the Company committed to each of Lockheed Martin and Beach Point the issuance of (i) an equity grant package equal to 0.25% of the fully diluted shares of New Terran Orbital’s common stock outstanding as of immediately following the closing of the Tailwind Two
Merger (the “Combination Equity”), and (ii) warrants to purchase 0.83333% of New Terran Orbital’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share with a term of 5 years (the “Combination Warrants”). The Combination Equity and the Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. The Combination Equity and the Combination Warrants were recognized at fair values of $6.0 million and $8.1 million, respectively, in accrued expenses and other current liabilities on the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss.
The issuance costs related to the
Pre-Combination
Warrants, Combination Warrants, and Combination equity were not material.
As consideration for the amendment to the Senior Secured Notes due 2026 note purchase agreement on March 25, 2022, Beach Point received an additional 2.4 million shares of New Terran Orbital’s common stock, of which 100,000 shares were provided by sponsor shares of Tailwind Two.
In connection with the Tailwind Two Merger, approximately 3.2 million shares of New Terran Orbital common stock were issued related to the Combination Equity, inclusive of the incremental 2.4 million shares to Beach Point from the March 25, 2022 amendment, and 2.8 million warrants were issued related to the Combination Warrants.
Equity-classified Warrants
Detachable Warrants
In connection with the extinguishment of the Convertible Notes due 2028, the Company issued detachable warrants to the note holders to purchase 943,612 shares of common stock at an average exercise price of $39.06 and an expiration date of July 23, 2028 (the “Detachable Warrants”). The Detachable Warrants were recognized at a fair value of $68.4 million in additional paid-in
capital in the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss. The issuance costs related to the Detachable Warrants totaled $2.3 million and were recognized in additional paid-in
capital in the consolidated balance sheets and as financing cash flows in the consolidated statements of cash flows.
As part of the Tailwind Two Merger, all of the Detachable Warrants were net settled into 809,992 shares of the Company’s common stock prior to the exchange into New Terran Orbital common stock.
The Company estimated the fair value of the Detachable Warrants using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model considers the estimated fair value of the Company’s common stock as well as the expected term of the instrument of 7.4 years, the expected volatility of 103%, the expected dividend yield of zero and the risk-free interest rate of 1.15%. In the absence of a public market for the Company’s common stock, the valuation of the Company’s common stock has been determined using an option pricing model. Refer to Note 7 “Fair Value of Financial Instruments” for further discussion regarding the valuation of the Company’s common stock using an option pricing model.